IFRS 7 - Disclosure - Liquidity Risk - Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 377,405	$ 373,807
Encumbered liquid assets	174,620	151,135
Unencumbered liquid assets	202,785	222,672
Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	47,197	62,518
Encumbered liquid assets	283	133
Unencumbered liquid assets	46,914	62,385
Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	209,522	204,605
Encumbered liquid assets	126,679	108,425
Unencumbered liquid assets	82,843	96,180
Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	8,748	9,086
Encumbered liquid assets	2,401	2,603
Unencumbered liquid assets	6,347	6,483
Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	56,589	43,093
Encumbered liquid assets	23,667	21,449
Unencumbered liquid assets	32,922	21,644
Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	37,776	41,487
Encumbered liquid assets	13,577	13,084
Unencumbered liquid assets	24,199	28,403
Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	17,573	13,018
Encumbered liquid assets	8,013	5,441
Unencumbered liquid assets	9,560	7,577
Bank owned liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	250,016	258,389
Bank owned liquid assets [member] | Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	47,197	62,518
Bank owned liquid assets [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	109,774	112,403
Bank owned liquid assets [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	4,779	4,798
Bank owned liquid assets [member] | Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	36,398	27,169
Bank owned liquid assets [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	37,459	40,592
Bank owned liquid assets [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	14,409	10,909
Securities received as collateral [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	127,389	115,418
Securities received as collateral [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	99,748	92,202
Securities received as collateral [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	3,969	4,288
Securities received as collateral [member] | Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	20,191	15,924
Securities received as collateral [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	317	895
Securities received as collateral [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 3,164	$ 2,109